Investment in Associate (Details) - Schedule of Movement in the Carrying Amount of the Investment in Associates - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movement in the Carrying Amount of the Investment in Associates [Abstract]
Balance at beginning of period
Initial investment	345,502
Share of net losses recognised during the year	(2,263)
Balance at end of period	$ 343,239